CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue from services	$ 79,678	$ 87,662	$ 386,820	$ 245,268
Cost of Goods and Services Sold, Depreciation	54,271	64,428
Cost of services excluding depreciation and amortization	4,400	3,526	315,405	187,493
Depreciation and amortization included in cost of services			15,205	14,843
Gross profit	21,007	19,708	56,210	42,932
Selling, general and administrative expenses	8,876	9,729	39,543	33,489
Merger costs			0	1,188
Income from operations	12,131	9,979	16,667	8,255
Other income (expense):
Loss on early extinguishment of debt			(17,157)	0
Unrealized Gain Loss On Change In Fair Value Of Notes Payable Due To Related Party	0	(507)	(5,094)	(631)
Interest expense, net	(4,333)	(4,030)	(16,778)	(15,256)
Foreign exchange loss, net	(2,441)	(294)	(3,451)	(1,755)
Other, net	(193)	148	294	(1,124)
Total other expense, net	(6,967)	(4,683)	(42,186)	(18,766)
Loss before income taxes	5,164	5,296	(25,519)	(10,511)
Provision for income taxes	1,219	3,812	12,876	10,495
Net loss	3,945	1,484	(38,395)	(21,006)
Less: net income attributable to noncontrolling interest	2,774	786	3,358	45
Net loss attributable to the Corporation	$ 1,171	$ 698	$ (41,753)	$ (21,051)
Net loss attributable to Corporation per common share:
Basic (usd per share)	$ 0.08	$ 0.05	$ (2.84)	$ (2.10)
Diluted (usd per share)	$ 0.08	$ 0.05	$ (2.84)	$ (2.10)
Weighted average shares:
Basic (in shares)	14,922,497	14,149,643	14,697,061	10,010,492
Diluted (in shares)	14,922,497	14,870,549	14,697,061	10,010,492